Property and Equipment, Net	6 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	March 31, 2024	September 30, 2023

Office equipment	$367,620	$331,114
Leasehold improvements	60,344	394,147
Subtotal	427,964	725,261
Less: accumulated depreciation and amortization	(305,057)	(410,609)
Property and equipment, net	$122,907	$314,652

Depreciation expenses for the six months ended March 31, 2024 and 2023 amounted to $49,302 and $79,916, respectively. No impairment was recorded for the six months ended March 31, 2024 and 2023, respectively.